Note 14 - Financial Instruments - Fair Value of Derivative Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands		Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		$ 144,512	$ 218,769
Fair value of derivative financial assets, non-current		9,255	64,662
Fair value of derivative financial liabilities, current		79,387	86,288
Non-current derivative financial liabilities		63,658	51,871
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[1]	115,483	198,891
Fair value of derivative financial assets, non-current	[1]	7,237	60,550
Fair value of derivative financial liabilities, current	[1]	49,601	32,451
Non-current derivative financial liabilities	[1]	50,174	29,003
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[2]	18,212	8,133
Fair value of derivative financial assets, non-current	[2]	1,876	1,342
Fair value of derivative financial liabilities, current	[2]	16,142	34,369
Non-current derivative financial liabilities	[2]	8,583	22,117
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets, non-current		56
Fair value of derivative financial liabilities, current		1,555	1,068
Non-current derivative financial liabilities			505
Share swap [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets, non-current
Fair value of derivative financial liabilities, current		11,907	18,400
Non-current derivative financial liabilities
Other derivative options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		10,817	11,745
Fair value of derivative financial assets, non-current		86	2,770
Fair value of derivative financial liabilities, current		182
Non-current derivative financial liabilities		$ 4,901
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets, non-current
Fair value of derivative financial liabilities, current
Non-current derivative financial liabilities			$ 246

[1]	Physical forward contracts and options consist of: Electricity contracts with a total remaining volume of 38,759,196 MWh, a weighted average price of $51.29/MWh and expiry dates up to March 31, 2029. Natural gas contracts with a total remaining volume of 92,885,570 GJs, a weighted average price of $3.67/GJ and expiry dates up to December 31, 2024. Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 4,184,687 MWh and 177,000 tonnes, respectively, a weighted average price of $32.50/REC and $2.68/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. Electricity generation capacity contracts with a total remaining volume of 4,362 MWCap, a weighted average price of $5226.42/MWCap and expiry dates up to October 31, 2023. Ancillary contracts with a total remaining volume of 738,532 MWh, a weighted average price of $23.06/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 10,333,347 MWh, an average price of $45.19/MWh and expiry dates up to November 30, 2024. Natural gas contracts with a total remaining volume of 134,711,738 GJs, an average price of $3.53/GJ and expiry dates up to December 31, 2024. Electricity generation capacity contracts with a total remaining volume of 69 MWCap, a weighted average price of $304,787.72/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 1,220,145 MWh, a weighted average price of $21.52/MWh and expiry dates up to December 31, 2020.